MAINSTAY GROUP OF FUNDS

Supplement dated March 5, 2021 (“Supplement”) to:

MainStay Asset Allocation Funds Prospectus, dated February 28, 2021, as supplemented,

MainStay Cushing® Funds Prospectus, dated March 30, 2020, as supplemented and amended,

MainStay ETF Asset Allocation Funds Prospectus, dated June 30, 2020, as supplemented,

MainStay CBRE Specialty Funds Prospectus, dated August 31, 2020, as supplemented,

MainStay MacKay Tax-Exempt Income Funds Prospectus, dated August 31, 2020, as supplemented,

MainStay CBRE Specialty Funds, MainStay Cushing® Funds, MainStay ETF Asset Allocation Funds and MainStay MacKay Tax-Exempt Income Funds SIMPLE Class Share Prospectuses, each dated August 31, 2020, as supplemented

and

MainStay MacKay Tax-Exempt Income Fund Class A2 Shares Prospectus, dated September 30, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus.

Effective immediately, in the “Shareholder Guide – Shareholder Services: Exchanging Shares Among MainStay Funds” section of the Prospectuses, under “Shareholder Services: “Exchanging Shares Among MainStay Funds,” the following is added to the end of the third paragraph:

Shareholders who hold Class C shares of a MainStay Fund may exchange those shares into Class C2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. Likewise, shareholders who hold Class A shares of a MainStay Fund may exchange those shares into Class A2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. The CDSC holding period applicable to any Class C or Class A shares will continue in the same manner when exchanged into Class A2 or Class C2 shares, or vice versa, subject to stoppage during any period such shares are exchanged into either Class C or Class A shares of the MainStay Money Market Fund, as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.